Earnings Per Common Share (Earnings Per Common Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share									1,128,671,410	1,105,579,693	1,070,755,561
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units									2,928,570	1,164,018	0
Exercise or issuance of stock-based awards									10,863,468	9,458,999	6,084,078
Weighted average common stock outstanding for diluted earnings per common share									1,142,463,448	1,116,202,710	1,076,839,639
Income (Loss) from Continuing Operations
Income (loss) from continuing operations, net of income tax	$ 1,527	$ 2,094	$ 1,376	$ 1,342	$ 915	$ 973	$ 508	$ 995	$ 6,339	$ 3,391	$ 1,314
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests									27	25	38
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders									6,190	3,244	1,154
Basic	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 0.78	$ 0.85	$ 0.43	$ 0.87	$ 5.48	$ 2.94	$ 1.08
Diluted	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 0.77	$ 0.84	$ 0.43	$ 0.87	$ 5.42	$ 2.91	$ 1.08
Income (Loss) from Discontinued Operations
Income (loss) from discontinued operations, net of income tax	0	0	0	(3)	1	2	2	(3)	(3)	2	48
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests									0	0	0
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders									(3)	2	48
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.04
Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.04
Net Income (Loss)
Net income (loss)	1,527	2,094	1,376	1,339	916	975	510	992	6,336	3,393	1,362
Less: Net income (loss) attributable to noncontrolling interests	6	0	10	11	8	3	8	6	27	25	38
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 1,490	$ 2,064	$ 1,335	$ 1,298	$ 877	$ 942	$ 471	$ 956	$ 6,187	$ 3,246	$ 1,202
Basic	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 0.78	$ 0.85	$ 0.43	$ 0.87	$ 5.48	$ 2.94	$ 1.12
Diluted	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 0.77	$ 0.84	$ 0.43	$ 0.87	$ 5.42	$ 2.91	$ 1.12